SHARE-BASED COMPENSATION - Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Compensation expenses to options granted	¥ 116,064	¥ 234,624	¥ 105,219
Cost of revenues
Share-based compensation
Compensation expenses to options granted	6,932	16,245	8,037
Sales and marketing expenses
Share-based compensation
Compensation expenses to options granted	12,972	20,682	6,291
General and administrative expenses
Share-based compensation
Compensation expenses to options granted	27,776	63,326	48,998
Research and development expenses
Share-based compensation
Compensation expenses to options granted	¥ 68,384	¥ 134,371	¥ 41,893